Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2018
Schedule of options outstanding

	Incentive	Weighted
	Stock	Average
	Options	Exercise Price
Outstanding - December 31, 2017	-	$-
Granted	4,600,000	2.50
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - September 30, 2018	4,600,000	$2.50

Schedule of options outstanding and exercisable

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number	Price*	Life*	Number	Price*
$2.50	4,600,000	$2.50	9.67	1,150,000	$2.50
Total - September 30, 2018	4,600,000	$2.50	9.67	1,150,000	$2.50

*	Price and Life reflect the weighted average exercise price and weighted average remaining contractual life, respectively.

Schedule of Black-Scholes option-pricing model

(Unaudited)
September 30,
2018
Approximate risk-free rate	2.67 - 2.88%
Average expected life	5 years
Dividend yield	-%
Volatility	103.75% - 109.16%
Estimated fair value of total options granted	$8,194,000

Schedule of activity for warrants outstanding

		Weighted
	Number of	Average
	Warrants	Exercise Price
Outstanding - December 31, 2016	-	$-
Issued	103,334	3.00
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2017	103,334	-
Issued	3,057,462	2.79
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - September 30, 2018	3,160,796	$2.79

Warrants [Member]
Schedule of Black-Scholes option-pricing model

(Unaudited)
September 30,
2018
Approximate risk-free rate	2.67 - 2.98%
Average expected life	5 - 10 years
Dividend yield	-%
Volatility	103.75% - 110.91%
Estimated fair value of total warrants granted	$4,701,498